Investment Properties	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Investment Properties
14.	INVESTMENT PROPERTIES

(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Acquisition cost	415,163	418,775
Accumulated depreciation	(25,582)	(30,982)
Accumulated impairment losses	(86)	(86)

Net carrying value	389,495	387,707

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	280,239	387,464	389,495
Acquisition	76,588	—	—
Disposal	(353)	—	(1,206)
Depreciation	(2,689)	(2,809)	(3,925)
Transfer	30,431	6,095	7,153
Foreign currencies translation adjustments	267	(1,255)	(3,810)
Business combination	10,557	—	—
Others	(7,576)	—	—

Ending balance	387,464	389,495	387,707

(3)
Fair value of investment properties amounted to 665,710 million
W
on and 647,072 million
W
on and as of December 31, 2021 and 2022, respectively. The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties, is classified as level 3 on the fair value hierarchy.

(4)
Rental fee earned from investment properties is amounting to 15,056 million
W
on and 22,798 million
W
on for the years ended December 31, 2021 and 2022, respectively. Operating expenses directly related to the investment properties where rental fee was earned is amounting to 2,941 million
W
on and 4,093 million
W
on.

(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Lease payments:
Within a year	13,769	12,368
More than 1 year and within 2 years	10,770	8,481
More than 2 years and within 3 years	7,743	5,320
More than 3 years and within 4 years	5,009	3,201
More than 4 years and within 5 years	2,953	2,634
More than 5 years	2,603	2,568

Total	42,847	34,572